SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash equivalents maturities, months	3 months
Impairment charge	$ 0	$ 0	$ 0
Deferred revenue recognized	226,500,000
Commission expense	93,081,000	76,776,000	92,166,000
Severance pay expense	$ 7,656,000	13,453,000	9,862,000
Employees over 50 years of age minimum annual contribution per year	6.00%
Employees over 50 years of age maximum annual contribution per year	8.00%
Employee contribution amount, max per year	$ 19,000	18,500	18,000
Employees over 50 years of age maximum annual contribution per year	$ 25,000	24,500	24,000
Employer matching contribution percentage	50.00%
Contribution expense	$ 8,068,000	7,732,000	7,044,000
Advertising expenses	16,040,000	$ 13,527,000	$ 13,543,000
Operating lease right-of-use assets	106,196,000
Operating lease liability	$ 125,009,000
Exchangeable Note Hedge
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Anti-dilutive securities excluded in computation of diluted earnings per share (in shares)	3,457,475
Employee Stock Option
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Anti-dilutive securities excluded in computation of diluted earnings per share (in shares)	4,921	108,617	62,319
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets				$ 120,600,000
Operating lease liability				$ 139,200,000
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Employer matching contribution percentage	6.00%
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Employer matching contribution percentage	8.00%